BROWN ADVISORY FUNDS
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

September 14, 2012

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Brown Advisory Funds (the “Trust”)
File Nos. 333-181202 and 811-22708

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 3 under the 1933 Act and Amendment No. 5 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“PEA #3”).  The purpose of this PEA #3 is to add one new series to the Trust: Brown Advisory Emerging Markets Fund (the “Fund”).

As a point of information, this PEA #3 is wholly distinct from Post-Effective Amendment No. 2 to the Trust’s Registration Statement filed pursuant to Rule 485(a)(2) under the 1933 Act and Amendment No. 4 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“PEA #2”), which was filed on July 20, 2012 for the purpose of adding ten completely different series to the Trust.

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this PEA #3, update any missing information and file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k) for the Fund.

If you have any additional questions or require further information, please contact Patrick Turley at (202) 261-3364 or the undersigned at (414) 765-5366.

Very truly yours,

BROWN ADVISORY FUNDS

/s/ Edward Paz
Edward Paz
Secretary

cc:           Tyler Mills, Brown Advisory Funds
Patrick W.D. Turley, Dechert LLP